Litigation and Other Matters - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended			3 Months Ended	12 Months Ended
	Sep. 04, 2012	Oct. 17, 2011	Oct. 17, 2011	Mar. 27, 2010	Sep. 29, 2012	Sep. 24, 2011
Business Acquisition, Contingent Consideration [Line Items]
Damages awarded by jury		$ 18.8	$ 18.8		$ 18.8
Assessed damages	4.0
One-time payment to Ethicon for sales of ATEC and EVIVA hand pieces				12.5
Litigation-related settlement charge for minor litigation cases					$ 0.5	$ 0.8